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PROSPECTUS STICKER

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T. Rowe Price Corporate Income Fund

 Supplement to prospectus dated October 1, 2002
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 Effective February 3, 2003, the Portfolio Management paragraph on page 20 of the fund^s prospectus dated October 1, 2002 is updated to reflect the following change:

   Portfolio Management
   Nathaniel S. Levy was appointed chairman of the fund's committee in 2003. He joined T. Rowe Price in 1990 and has been managing investments since 1997.


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 The date of this supplement is February 3, 2003.
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 F112-041 2/3/03


INVESTMENT CONFIRMATION  AND SHAREHOLDER ACCOUNT STATEMENT INSERT

MANAGER CHANGES


  Effective February 3, 2003, the Portfolio Management paragraph on page 20 of the fund's prospectus dated October 1, 2002 is updated to reflect the following change:

 Nathaniel S. Levy was appointed chairman of the fund's committee in 2003. He joined T. Rowe Price in 1990 and has been managing investments since 1997.